Organization and Basis of Presentation - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Jun. 18, 2014	Dec. 31, 2014 Segment	Dec. 31, 2010	Oct. 02, 2013	Apr. 30, 2012	Mar. 28, 2013	Jul. 31, 2013	May 31, 2014	Jul. 16, 2014	May 31, 2012	Dec. 31, 2013	Jun. 27, 2014	Jun. 15, 2014	Dec. 18, 2013
Consolidation And Basis Of Presentation [Line Items]
Initial public offering	21,500,000
Common unit price per share	$ 19.00
Proceeds from public offering	$ 380,200,000
Initial public offering completion date	Jun. 18, 2014
Common stock, shares issued		193,435,414									0
Senior PIK Toggle Notes, Redemption date		Jul. 16, 2014
Number of reportable business segments		2
Business acquisition purchase price			19,800,000
Tanos Energy LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price				77,400,000	18,500,000
Prospect Energy LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price				16,300,000
Jackson County [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price				2,600,000
WHT Energy Partners LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Business acquisition purchase price						200,000,000
Limited Partner [Member]
Consolidation And Basis Of Presentation [Line Items]
Partnership ownership percentage		99.90%
General Partner [Member]
Consolidation And Basis Of Presentation [Line Items]
Partnership ownership percentage		0.10%
PIK notes trustee [Member]
Consolidation And Basis Of Presentation [Line Items]
Irrevocable deposits												360,000,000
MRD [Member]
Consolidation And Basis Of Presentation [Line Items]
Revolving credit facility		2,000,000,000
Credit facility used		614,500,000
BlueStone Natural Resources Holdings, LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Sale of assets							117,900,000
Golden Energy [Member]
Consolidation And Basis Of Presentation [Line Items]
Sale of assets								6,700,000
Limited Partners Subordinated Units [Member]
Consolidation And Basis Of Presentation [Line Items]
Subordinated units		5,360,912
PIK notes [Member]
Consolidation And Basis Of Presentation [Line Items]
Aggregate principal amount													350,000,000	350,000,000
Debt Instrument, maturity date		Dec. 15, 2018
Debt interest rate, minimum		10.00%
Debt interest rate, maximum		10.75%
Senior PIK Toggle Notes, Redemption price percentage									102.00%
Irrevocable deposits												360,000,000
MRD Holdco LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership percentage in MRD LLC after contribution from Funds and prior to redemption of PIK notes	100.00%
Common stock, shares issued	128,665,677
WildHorse Resources, LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Proceeds for sale of subsidiary	200,000
Ownership interest percentage	99.90%
Common stock, shares issued	42,334,323
Membership interest percentage	0.10%
Cash consideration paid	30,000,000
Classic [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage	100.00%
Business acquisition purchase price										$ 27,000,000
Classic GP[Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage	100.00%
Black Diamond [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage	100.00%
Beta Operating [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage	100.00%
Memorial Resource Finance Corp [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage	100.00%
MRD Operating [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage	100.00%
Memorial Production Partners GP LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage	100.00%
MEMP GP & MEMP IDRs [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage	50.00%